Warrants	6 Months Ended
Jun. 30, 2020
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
13.	WARRANTS

On April 28, 2016, the Company signed Share Purchase Agreement ("SPA") with HLI. In this SPA, HLI received warrants to acquire from the Company 1,000,000 Class B common shares at exercise price of $2.20 per share and exercisable by HLI at any time.

There was a total of 1,000,000 warrants to purchase Class B common shares issued and outstanding as of June 30, 2020 and December 31, 2019.

The fair value of the outstanding warrants was calculated using the Black Scholes Model with the following assumptions:

	June 30, 2020	December 31, 2019
Market price per share (USD/share)	$0.69	$0.39
Exercise price (USD/share)	2.20	2.20
Risk free rate	0.35%	1.81%
Dividend yield	0%	0%
Expected term/Contractual life (years)	5.8	6.3
Expected volatility	334.28%	279.93%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	Six months ended June 30,
	2020	2019

Beginning balance	$389,630	$1,129,246
Fair value change of the issued warrants included in earnings	300,304	99,821
Ending balance	$689,934	$1,229,067

The following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2020	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of June 30, 2020	1,000,000	$2.20

From February to March 2020, the Company consummated three registered direct offerings of 10,990,000 Class A Common Shares and concurrent private placements of warrants to purchase up to 10,990,000 Class A Common Shares with three investors.

As of the date hereof, there are outstanding warrants to purchase an aggregate of 10,990,000 Class A common shares, exercisable for five and one-half years since the respective date of issuance and subject to full ratchet anti-dilution protection. The table below shows the exercise price, floor price, issuance date and expiration date for these warrants.

Amount of Underlying Class A Common Shares	2,590,000	3,500,000	4,900,000
Exercise price	$0.6239	$0.70	$0.70
Floor Price	N/A	$0.1701	$0.18
Expiration Date	August 14, 2025	August 25, 2025	September 2, 2025
Issuance Date	February 14, 2020	February 25, 2020	March 2, 2020

In accordance with ASC 815-40, the Company accounted for the Warrants as equity instruments.